Principal Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cash equivalents	$ 31,700,000	$ 20,900,000
Short-term investments	4,583,000	2,787,000
Cash and cash equivalents restricted cash, short-term investments, long-term investments and held-for-sale assets	379,700,000
Impairment of short-term investments	0	0	$ 0
Impairment of long-lived assets (excluding goodwill)	0	0	0
Impairment of long-lived assets	0	0	0
Interest income	15,100,000	16,900,000	18,800,000
Interest expense	36,000	253,000	20,000
Interest expense net	36,400	300,000	20,100
Interest expense capitalized	$ 1,700,000	500,000	14,800
Value added tax rate	6.00%
Advances from customers	$ 7,906,000	8,738,000
Contract with customer, liability, revenue recognized	3,600,000	3,200,000	8,400,000
Advertising expenses	1,000,000	1,400,000	1,900,000
Deferred tax liabilities, uncertain tax positions	0	0	0
Dividends	$ 0	0	$ 0
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The primary measure of segment profitability for the Company’s operating segment is considered to be consolidated net (loss) income. Net (loss) income is used by the CODM to monitor budget versus actual results as well as comparison with the Group’s competitors, which are used in assessing performance of the segment.
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Operating lease right-of-use assets	$ 2,145,000	3,866,000
Operating lease, liability	$ 1,920,000
Measurement period	1 year
Contract with customer, Asset after allowance for credit loss	$ 100,000	1,100,000
Deferred offering costs	$ 2,000,000	$ 0
Land [Member]
Finite-Lived Intangible Assets [Line Items]
Property equipment, useful life	50 years
Measurement Input, Discount Rate [Member] | Level 3 [Member]
Finite-Lived Intangible Assets [Line Items]
Discount rate	21.00%
No Individual Customer | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
No Individual Customer | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration risk, percentage	10.00%	10.00%
UNITED KINGDOM
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	25.00%
UNITED STATES
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	24.00%
HONG KONG
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	22.00%
SINGAPORE
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	19.00%
PRC
Finite-Lived Intangible Assets [Line Items]
Percentage of deposits held by financial institutions	10.00%
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years